Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	123,632	130,792

Subordinated	24,165	23,221

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	162,655	173,752

of which reported at fair value	70,366	83,692

of which structured notes	35,726	37,990

Long-term debt by maturities

end of			2012			2013			2014			2015			2016			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			387	387

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			164			–			–			218			–			675	1,057

Interest rates (in %) [1]			3.2			–			–			8.5			–			7.0	–

Subtotal - Group parent company			164			–			–			218			–			1,062	1,444

Subsidiaries (CHF million)

Senior debt
Fixed rate			11,937			14,088			10,178			12,190			4,284			21,700	74,377

Variable rate			12,458			10,465			7,703			4,130			3,806			10,306	48,868

Interest rates (range in %) [1]	0.0	–	16.0	0.0	–	13.6	0.0	–	13.7	0.0	–	13.2	0.0	–	12.5	0.0	–	7.1	–

Subordinated debt
Fixed rate			120			3,664			121			1,149			39			17,172	22,265

Variable rate			–			–			–			20			–			823	843

Interest rates (range in %) [1]	4.4	–	8.0	3.7	–	7.9			–	3.6	–	10.3			4.8	0.0	–	13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			129			2			–			399			2			948	1,480

Variable rate			538			17			369			625			1,451			10,378	13,378

Interest rates (range in %) [1]	0.0	–	2.7			–	0.0	–	13.2	0.0	–	12.6	0.0	–	12.8	0.0	–	11.3	–

Subtotal - Subsidiaries			25,182			28,236			18,371			18,513			9,582			61,327	161,211

Total long-term debt			25,346			28,236			18,371			18,731			9,582			62,389	162,655

of which structured notes			9,224			5,079			5,303			4,202			3,374			8,544	35,726

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.